Contingencies and Commitments - Additional Information (Details) € in Thousands, ر.ع. in Thousands, Rp in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩) lawsuits	Dec. 31, 2025 USD ($) lawsuits	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 OMR (ر.ع.)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Detailed Information About Commitments [Line Items]
Borrowings | ₩	₩ 129,769,292						₩ 132,533,400	₩ 133,631,830
Loss Contingency Claims Asserted Amount | ₩	198,628
Litigation Provisions | ₩	196,504
Six One Seven One One Nuri Ri Yeongi Myeon Seojong [Member]
Detailed Information About Commitments [Line Items]
Book value of land | ₩	64,371
Axia Power Holdings B.V [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount			$ 54,000
Morgan Stanley Capital Group Inc [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount			30,000
Morgan Stanley Renewables Inc [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount			70,000
Microsoft Through Kookmin Bank [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount | €				€ 7,031
Export Import Bank Of Korea ,BNP Paribas And ING Bank [Member] | PT BS Energy And PT Nusantara Hydro Alam [Member]
Detailed Information About Commitments [Line Items]
Guarantee for investments			6,015
Mizuho Bank [Member] | T. Cirebon Electric Power [Member]
Detailed Information About Commitments [Line Items]
Maximum debt guarantee amount			3,795
KOMIPO Vanphong Power Service LLC [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount			5,000
Kookmin Bank [Member] | Concho Valley Energy, LLC [Member]
Detailed Information About Commitments [Line Items]
Provision for loss contingencies		$ 40,000
Mondelez Global LLC [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount			4,413
NATIXIS [Member]
Detailed Information About Commitments [Line Items]
Equity commitment guarantee amount | ر.ع.						ر.ع. 17,515
HSBC Seoul [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount | ر.ع.						ر.ع. 667
Gaesong Industrial Complex [Member]
Detailed Information About Commitments [Line Items]
Book value of facility | ₩	11,778
Gangneung [Member]
Detailed Information About Commitments [Line Items]
Suspended operations of plant carrying amount | ₩	55,707
Expenses related to suspension of operations | ₩	761
Depreaciation on idle assets | ₩	3,614
Korea Energy Agency [Member]
Detailed Information About Commitments [Line Items]
Borrowings | ₩	₩ 1,197
RBC Community Investments Impact Renewables Hold Co One LLC [Member]
Detailed Information About Commitments [Line Items]
Subscription amount guaranteed			62,800
RBC Community Investments Impact Renewables Hold Co One LLC [Member] | Concho Valley Energy, LLC [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount			3,000
PT Perushan Listrik Negara [Member]
Detailed Information About Commitments [Line Items]
Maximum performance guarantee amount | Rp					Rp 35,599,935
International Finance Corporation [Member]
Detailed Information About Commitments [Line Items]
Maximum borrowing capacity			264,800
Capital commitments			69,808
Additional capital contribution for contingencies			19,000
PT Bank KB Bukopin [Member]
Detailed Information About Commitments [Line Items]
Debt amount guaranteed			$ 4,253
Ordinary Wages And Unpaid Wages [Member]
Detailed Information About Commitments [Line Items]
Number of individuals filed lawsuit | lawsuits	14	14
Other Wages [Member]
Detailed Information About Commitments [Line Items]
Number of individuals filed lawsuit | lawsuits	9	9